OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedging reserve
At 1 January	£ 1,504	£ 1,051
At 31 December	1,629	1,504	£ 1,051
Cash flow hedging reserve
Cash flow hedging reserve
At 1 January	1,504	1,051	1,405
Change in fair value of hedging derivatives	486	906	165
Income statement transfers	(361)	(453)	(519)
At 31 December	1,629	1,504	1,051
Cash flow hedging reserve | Pre-tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	730	1,209	234
Income statement transfers	(496)	(608)	(701)
Cash flow hedging reserve | Deferred tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	(244)	(303)	(69)
Income statement transfers	£ (135)	£ (155)	£ (182)